Share Purchase Warrants and Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Purchase Warrants and Stock Options [Line Items]
Fair value of warrants	$ 80,520	$ 833,615
Weighted-average remaining life stock options	3 years 9 months 3 days
Stock-based compensation expense	$ 34,123
Warrant [Member]
Share Purchase Warrants and Stock Options [Line Items]
Weighted-average remaining life	3 years 10 months 20 days